13. Warrants (Details - Derivative liabilities) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Initial Valuation	$ 3,795	$ 96,753
Change in Valuation		$ 47,559
Ending Value	$ 15,243